CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Metal Commodity Derivative
CAPITAL AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 0
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 0
Foreign Currency Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% strengthening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 27,855
10.0% strengthening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	15,659
10.0% strengthening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	27,452
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(27,855)
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(15,659)
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ (27,452)